Financial Risk Management (Tables)	12 Months Ended
Jul. 31, 2017
Financial Risk Management
Disclosure of Information About Liquidity Risk Obligations

The following obligations existed at July 31, 2017:

	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities (note 6)	$1,323	$1,323	$–
Due to related party (note 7)	3,294,583	3,294,583	–
Total	$3,295,906	$3,295,906	$–

The following obligations existed at July 31, 2016:

	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities (note 6)	$1,107	$1,107	$–
Due to related party (note 7)	3,178,443	3,178,443	–
Total	$3,179,550	$3,179,550	$–